Financial Instruments by Category	6 Months Ended
Jun. 30, 2025
Financial Instruments by Category [Abstract]
FINANCIAL INSTRUMENTS BY CATEGORY
13.	FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:

Financial assets at amortized cost

	Financial asset at fair value through other comprehensive income	Financial assets at amortized cost	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$

As at June 30, 2025
Non-current financial asset	600,000	-	600,000
Accounts receivable	-	16,046,862	16,046,862
Financial assets included in deposits and other receivables	-	712,626	712,626
Pledged bank deposits	-	184,449	184,449
Cash and cash equivalents	-	30,172,966	30,172,966

	600,000	47,116,903	47,716,903

Financial liabilities

	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$

As at June 30, 2025
Financial liabilities included in accounts and other payables	-	28,767,165	28,767,165
Warrant liabilities	1,235,299	-	1,235,299
Lease liabilities	-	902,621	902,621

	1,235,299	29,669,786	30,905,085

Financial assets at amortized cost

	Financial asset at fair value through other comprehensive income	Financial assets at amortized cost	Total
	US$	US$	US$

As at December 31, 2024
Non-current financial asset	600,000	-	600,000
Accounts receivable	-	13,537,896	13,537,896
Financial assets included in deposits and other receivables	-	639,444	639,444
Pledged bank deposits	-	185,336	185,336
Cash and cash equivalents	-	42,521,520	42,521,520

	600,000	56,884,196	57,484,196

Financial liabilities

	Financial liabilities at fair value through profit or loss - designated as such upon initial recognition	Financial liabilities at amortized cost	Total
	US$	US$	US$

As at December 31, 2024
Financial liabilities included in accounts and other payables	-	27,403,211	27,403,211
Warrant liabilities	1,392,997	-	1,392,997
Lease liabilities	-	735,550	735,550

	1,392,997	28,138,761	29,531,758